DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN
1.
DESCRIPTION OF THE PLAN

General

The following description of the Public Service Enterprise Group Incorporated Employee Savings Plan (“Plan”) is provided for general information purposes only. Participants should refer to the Summary Plan Description (“SPD”) for more information.

The Plan is a defined contribution retirement plan covering substantially all bargaining unit employees of Public Service Enterprise Group Incorporated (“Company”) and its Participating Affiliates (each, an “Employer”). The Company’s Employee Benefits Committee (“Benefits Committee”) is the Named Fiduciary of the Plan responsible for managing of its operation and administration ("Plan Administrator"). The Company’s Thrift and Pension Investment Committee (“TPIC”) is the Named Fiduciary of the Plan responsible for management of the Plan investments and the selection, and monitoring of the funds offered under the Plan. The trustee of the Plan, The Bank of New York Mellon (“Trustee”), is responsible for the custody of the Plan’s assets and Fidelity Investments is the recordkeeper. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan’s assets are held in a trust account by the Trustee and consist of a divided interest in an investment account of the Master Employee Benefit Plan Trust (“Master Trust”), a master trust established by the Company and administered by the Trustee.

Contributions, Deposits and Investment Options

Generally, Participants may contribute from 1% to 50% of their annual eligible compensation each year, as defined in the Plan, subject to certain Internal Revenue Code (“IRC”) limitations. Participants have the ability to make Roth Elective Deferrals within the Plan. Participants may designate such Deposits as post-income tax contributions or Roth Elective Deferrals (together, “Nondeferred Deposits”), or pre-income tax contributions (“Deferred Deposits”). The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan. Automatically enrolled participants have their before tax contribution deferral rate set to 4% of eligible compensation after 35 days of hire (or rehire) if they do not affirmatively elect otherwise. (Note: Prior to January 1, 2025, employees were automatically enrolled at 3% of their eligible compensation.). Until changed by the participant, their contributions are invested in the Plan's default investment option.

The Participant's Employer contributes matching contributions ("Employer Matching Contributions") to the Plan in accordance with the Retirement Program that they participate in. Please see the section below entitled Retirement Program Election for more details.

In addition, effective with the 2025 Plan Year, participants who were employed on the last day of the Plan Year and have at least 180 days of service may also be eligible for an Annual Company Contribution from their Employer.

The Annual Company Contribution is equal to:

•
$100 for the first 5 years of service, and
•
$800 after attaining 5 years of service.

The Annual Company Contribution applies to all participants except those that are active participants in the Final Average Pay Component of the Pension Plan.

Employer Matching Contributions are made in cash. Participants may also contribute amounts representing eligible rollover distributions from other qualified plans and certain Individual Retirement Accounts (“IRAs”). The employer may also make a qualified nonelective contribution ("QNEC") to the Plan.

Participants may direct the investment of their accounts into various investment options offered by the Plan through the Master Trust. The Plan offers investment options in Investment Contracts, the Common Stock of the Company via the Enterprise Common Stock Fund (“Company Stock Fund”), which has been designated as an Employee Stock Ownership Plan (“ESOP”) under Section 4975(e) of the Code, the Fidelity BrokerageLink Account, mutual funds consisting of various target-date funds, other mutual funds and collective investment funds.

There is a Frozen ESOP Fund which includes amounts only for Participants who were hired prior to August 1, 1986. Contributions to or transfers into the ESOP Fund are no longer permitted. Frozen ESOP Fund Participants receive quarterly payments directly from the Trustee equal to the dividends paid to the Trustee on the shares of the Company Common Stock held for their account in the Frozen ESOP Fund.

Effective January 1, 2025, participants who are hired or rehired on or after this date (and have not made a previous election) are given 180 days to choose from two different Retirement Programs: the “Core Contribution/401(k) Program” or “Cash Balance/401(k) Program”. After the 180-day election period, participants who elect one of these options are eligible for:

•
Option 1: Core Contribution/401(k) Program:
o
Non-elective contributions called "Core Contributions" equal to 4% of their eligible compensation, each pay period.
o
A dollar-for-dollar Employer Matching Contribution up to 4% of their Deferred Deposits and/or Nondeferred Deposits, each pay period.
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Option 2: Cash Balance/401(k) Program:
o
Pay Credits in the Cash Balance Component of the Pension Plan, based on their age and service.
o
An Employer Matching Contribution equal to 50% on the first 7% of their Deferred Deposits and/or Nondeferred Deposits, each pay period.

The Retirement Program election is irrevocable at the end of the 180-day period and participants who did not make an election within the 180-day election period, are automatically defaulted into the Core Contribution/401(k) Program.

Temporary Employees hired or rehired on or after January 1, 2025, are automatically defaulted into the Core Contribution/401(k) Program, unless they previously made a Retirement Program election. Core Contributions and Employer Matching Contributions will automatically begin after the completion of 180 days of service and any prior PSEG service will count. Note- If a Temporary Employee later moves into a permanent position with PSEG, a 180-day Retirement Program election period will be offered at that time.

Active participants in the Cash Balance Component of the Pension Plan as of December 31, 2024, were given a one-time 90-day Retirement Program election window between September 8, 2025 and December 7, 2025 to choose between the two programs described above. Participants who did not make an election within the 90-day election window, remained in the Cash Balance/401(k) Program.

Participant Accounts

Individual accounts are maintained for each Participant. Each Participant’s account consists of (a) Participant’s contributions, (b) Employer Matching Contributions, Core Contributions, and Annual Company Contributions, as applicable, (c) earnings and/or losses, (d) specific Participant transactions, and (e) applicable QNEC contributions, as defined in the Plan. The Participant’s account is reduced for certain administrative expenses. The benefit to which a Participant or beneficiary is entitled upon death, disability, retirement or termination of service, as applicable, is the benefit that can be provided from the Participant’s vested account.

Participants who have elected to participate in the Company Stock Fund may elect to have the dividends on the shares of the Common Stock paid directly to the Participant (or beneficiary) in cash or paid to the Participant’s account, which will then be reinvested in the Company Common Stock Fund. The reinvestment provision is not applicable with respect to Company Common Stock held in a Participant’s Frozen ESOP Fund.

Notes Receivable from Participants

Except as discussed in the following paragraph, Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance at the time the loan is originated. The loans are secured by the balance in the Participant’s account and existing loans bear interest at rates that at December 31, 2025, ranged from 3.25% to 8.50%, which were commensurate with local prevailing rates at the time that the loan was originated, as determined, at such time by the Benefits Committee or its delegee. Principal and interest is paid ratably through payroll deductions.

No amounts may be loaned directly from any ESOP Fund, from any portion of a Participant’s account attributable to transfers from the Represented Cash Balance Component of the Pension Plan of Public Service Enterprise Group Incorporated or the Pension Plan of Public Service Enterprise Group Incorporated II (“Represented Cash Balance Component”) or from assets held in the Fidelity BrokerageLink. Participants can initiate only one loan per calendar year and may have no more than two loans outstanding at any one time. Delinquent loans are reclassified as distributions based upon the terms of the Plan document.

These notes receivable are measured at their unpaid principal balances plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are paid.

Payment of Benefits

Upon death, disability, retirement or termination of employment, a Participant may elect to receive an amount equal to the value of the vested interest in their account in either a lump-sum payment or may elect to leave the account balance in the Plan and elect a distribution at a later date. If a Participant is no longer working for the Company and has a balance in the Plan, they must begin to receive distributions from their account no later than April 1 following the calendar year in which they reach age 73. If a Participant’s account balance is less than $1,000 at the time of termination or $7,000 if an Alternate Payee or Beneficiary, the Participant will receive an automatic lump-sum payment for the entire account balance. For termination due to death, the Participant’s beneficiary will receive a lump-sum distribution equal to the value of the Participant’s vested interest in their account.

If a Participant withdraws certain post-income tax Deposits and/or vested Employer Matching Contributions before such amounts have been in the Plan for twenty-four months, the Participant will not be eligible to receive matching Employer Matching Contributions during the subsequent six months. If a Participant again withdraws certain post-income tax Deposits and/or vested Employer Matching Contributions before such amounts have been in the Plan for twenty-four months, and if the Participant is already suspended from receiving Employer Matching Contributions, the Participant will not be eligible to make contributions to the Plan for six months.

Distributions to Participants electing to withdraw Nondeferred Deposits and Employer Matching Contributions are made as soon as practicable after such elections are received by the Plan’s recordkeeper. Nondeferred Deposits may be withdrawn at any time, but certain penalties may apply. Deferred Deposits may not be withdrawn during employment prior to age 59 ½ except for reasons of extraordinary financial hardship and to the extent permitted by the IRC (“hardship withdrawals”). Distributions to Participants of approved hardship withdrawals are made as soon as practicable after such approval.

Vesting

All Participants are 100% vested in the Plan from the first date of hire.

Plan Amendments

The Plan was amended as of May 1, 2025 to provide certain Participants who are in the Represented Cash Balance Component with the opportunity to elect the Core Contribution/401(k) Program.

The Plan was amended effective January 1, 2026 to provide that Catch-Up Contributions shall be in the form of Roth 401(k) Contributions for Eligible Employees whose prior year’s Social Security earnings are more than $150,000.